FINANCE INCOME	12 Months Ended
Jun. 30, 2024
Finance Income [Abstract]
FINANCE INCOME	FINANCE INCOME

ACCOUNTING POLICY
Finance income includes interest received, growth in cash and cash equivalents in environmental rehabilitation trust funds, growth in investment in Guardrisk, growth in the reimbursive right for environmental rehabilitation guarantees, dividends received, the unwinding of the payments made under protest and foreign exchange gains.

Amounts in R million	Note	2024	2023	2022

Interest earned on cash and cash equivalents	13	148.5	190.2	111.8
Growth in cash and cash equivalents in environmental rehabilitation trust funds		—	—	14.8
Growth in reimbursive right for environmental rehabilitation guarantees		—	—	1.8
Growth in investment in Guardrisk	12	84.5	50.5	13.1
Dividends received	25	29.3	78.3	71.5
Unwinding of payments made under protest	24	7.2	5.7	5.8
Realised/unrealised foreign exchange gain		10.4	9.0	7.0
Other finance income		0.9	0.6	—
		280.8	334.3	225.8